Significant Accounting Policies - Schedule of Class A Ordinary Shares Subject to Possible Redemption (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Schedule of Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Gross proceeds	$ 175,000,000
Less:
Proceeds allocated to Public Warrants	(525,000)
Proceeds allocated to over-allotment option	(312,296)
Class A ordinary shares issuance costs	(10,956,268)
Plus:
Remeasurement of carrying value to redemption value	13,390,834
Accretion for common stock to redemption amount	13,390,834	$ 7,188,186
Class A ordinary shares subject to possible redemption	$ 176,597,270	$ 183,785,456